SUBSEQUENT EVENTS (Details Narrative) (USD $)	0 Months Ended
	Jun. 19, 2013 Investor	Jun. 21, 2013 Exchange Agreement	Jun. 24, 2013 Convertible Note	Jun. 19, 2013 Convertible Note	Jun. 19, 2013 Shades Holdings, Inc.	Jul. 12, 2013 Bush Ross, P.A.	Jul. 12, 2013 Mr. Lyons	Jul. 12, 2013 R D Diamond
Note Payable	$ 200,000		$ 32,500	$ 100,000
Payment on convetible note			$ 40,000
Common stock, shares to purchase	1,100,000
Exercise price	$ 0.01
Interest rate	8.00%			10.00%
Due date	2014-06
Common stock, shares issued		24,000,000
Common stock, shares received		1,000,000			19,600,000
Common stock issued for services, shares						100,000	614,666	366,667